VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS: 97.9%
Australia : 1.6%
Buckeye Partners LP
4.12%, 12/01/27 $ 20,000 $ 19,674,494
5.60%, 10/15/44 15,000 13,067,580
5.85%, 11/15/43 20,000 17,856,384
50,598,458
Canada : 3.6%
Bombardier, Inc. 144A
7.45%, 05/01/34 25,501 27,886,976
Methanex Corp.
5.25%, 12/15/29 † 35,007 34,721,953
5.65%, 12/01/44 15,002 13,123,242
TransAlta Corp.
6.50%, 03/15/40 15,015 14,534,670
Wilton RE Ltd. 144A
6.00% (US Treasury
Yield Curve Rate T 5
Year+5.27%), 10/22/30
(o)(a) 20,014 18,759,504
109,026,345
Germany : 1.7%
Dresdner Funding Trust I
144A
8.15%, 06/30/31 49,992 53,538,055
Underline
Ireland : 2.3%
Aptiv Swiss Holdings Ltd.
6.88% (US Treasury
Yield Curve Rate T 5
Year+3.38%), 12/15/54
(a) 25,010 25,379,573
Perrigo Finance Unlimited
Co.
4.90%, 12/15/44 15,220 11,059,140
5.15%, 06/15/30 37,515 35,502,245
71,940,958
Italy : 3.5%
Telecom Italia Capital SA
6.00%, 09/30/34 25,000 25,337,450
6.38%, 11/15/33 24,975 25,726,298
7.20%, 07/18/36 25,000 26,990,125
7.72%, 06/04/38 25,000 27,993,725
106,047,598
Japan : 6.6%
Nissan Motor Co. Ltd. 144A
4.34%, 09/17/27 105,453 103,729,718
4.81%, 09/17/30 105,475 97,800,624
201,530,342
Luxembourg : 0.3%
SES SA 144A
5.30%, 04/04/43 12,500 9,487,750
Underline
United Kingdom : 3.4%
Vodafone Group PLC
7.00% (USD Swap Semi
30/360 5 Year+4.87%),
04/04/79 (a) 100,033 102,807,915
Underline
United States : 74.9%
Advance Auto Parts, Inc.
Par
(000’s) Value
United States (continued)
1.75%, 10/01/27 $ 17,510 $ 16,876,506
3.50%, 03/15/32 † 17,500 15,328,504
3.90%, 04/15/30 24,999 23,399,147
5.95%, 03/09/28 13,573 13,661,754
Bath & Body Works, Inc.
6.95%, 03/01/33 † 14,200 14,218,532
BlackRock TCP Capital Corp.
6.95%, 05/30/29 † 16,255 16,082,244
Brandywine Operating
Partnership LP
3.95%, 11/15/27 22,500 22,012,506
4.55%, 10/01/29 17,508 16,418,050
8.30%, 03/15/28 17,518 18,168,391
Celanese US Holdings LLC
7.33%, 07/15/29 37,525 39,035,907
7.35%, 11/15/28 37,325 38,751,300
7.38%, 07/15/32 50,000 52,354,900
7.55%, 11/15/30 50,025 52,701,287
7.70%, 11/15/33 50,025 52,997,786
Coty, Inc./HFC Prestige
Products Inc /HFC Prestige
International US LLC 144A
5.60%, 01/15/31 45,000 44,189,442
Crane NXT Co.
4.20%, 03/15/48 17,527 10,825,390
Diversified Healthcare Trust
4.75%, 02/15/28 25,000 24,548,332
DPL LLC
4.35%, 04/15/29 19,987 19,477,691
Embarq LLC
8.00%, 06/01/36 60,800 15,200,000
Entegris , Inc. 144A
4.75%, 04/15/29 80,000 78,734,008
Fluor Corp.
4.25%, 09/15/28 25,318 24,821,337
FMC Corp.
3.45%, 10/01/29 † 25,025 23,015,467
4.50%, 10/01/49 † 25,025 16,062,794
5.65%, 05/18/33 † 25,004 22,357,349
6.38%, 05/18/53 † 25,025 19,504,023
FS KKR Capital Corp.
3.12%, 10/12/28 † 37,523 35,280,839
6.12%, 01/15/30 † 35,015 34,143,017
6.12%, 01/15/31 † 20,004 19,259,299
6.88%, 08/15/29 30,000 30,134,947
7.88%, 01/15/29 20,000 20,575,836
Hudson Pacific Properties LP
3.25%, 01/15/30 † 20,025 17,541,201
3.95%, 11/01/27 20,000 19,545,776
4.65%, 04/01/29 † 25,025 23,547,912
5.95%, 02/15/28 17,500 17,358,019
Huntsman International LLC
2.95%, 06/15/31 20,001 17,843,152
4.50%, 05/01/29 37,525 36,141,949
5.70%, 10/15/34 † 17,500 16,419,314
Kohl's Corp.
5.12%, 05/01/31 15,975 14,329,971
5.55%, 07/17/45 † 21,350 14,707,014

VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
United States (continued)
Lumen Technologies, Inc.
7.60%, 09/15/39 † $ 17,450 $ 15,988,563
Macy's Retail Holdings LLC
4.30%, 02/15/43 12,505 8,983,017
4.50%, 12/15/34 18,345 16,498,051
5.12%, 01/15/42 12,500 10,206,415
Murphy Oil Corp.
5.88%, 12/01/42 16,990 14,831,033
Navient Corp.
5.62%, 08/01/33 † 29,715 24,540,656
Newell Brands, Inc.
7.38%, 04/01/36 † 21,000 21,177,597
7.50%, 04/01/46 33,325 30,752,147
Nissan Motor Acceptance
Co. LLC 144A
2.45%, 09/15/28 14,755 13,709,474
2.75%, 03/09/28 25,287 24,126,982
5.30%, 09/13/27 16,889 16,792,498
5.55%, 09/13/29 12,650 12,310,282
7.05%, 09/15/28 29,540 30,161,634
Nordstrom, Inc.
4.25%, 08/01/31 21,250 19,780,537
4.38%, 04/01/30 25,000 23,910,145
5.00%, 01/15/44 48,300 34,825,029
6.95%, 03/15/28 15,000 15,307,116
PacifiCorp
7.38% (US Treasury
Yield Curve Rate T 5
Year+3.32%), 09/15/55
(a) 42,500 42,297,595
Paramount Global
3.38%, 02/15/28 15,625 15,264,428
3.70%, 06/01/28 15,425 15,007,428
4.20%, 06/01/29 15,625 14,841,158
4.20%, 05/19/32 † 31,233 26,568,468
4.38%, 03/15/43 45,175 27,638,462
4.60%, 01/15/45 18,725 11,314,451
4.85%, 07/01/42 15,600 10,053,776
4.90%, 08/15/44 17,200 10,710,512
4.95%, 01/15/31 39,050 35,801,636
4.95%, 05/19/50 † 31,244 18,946,782
5.25%, 04/01/44 10,850 6,998,660
5.50%, 05/15/33 13,450 11,744,127
5.85%, 09/01/43 39,036 27,690,472
5.90%, 10/15/40 9,375 6,837,837
6.88%, 04/30/36 † 33,725 30,842,969
7.88%, 07/30/30 25,825 26,933,601
Prospect Capital Corp.
3.44%, 10/15/28 † 12,625 11,831,456
Resorts World Las Vegas LLC
/ RWLV Capital, Inc. Reg S
4.62%, 04/16/29 50,055 45,075,433
4.62%, 04/06/31 17,500 14,716,786
Rockies Express Pipeline LLC
144A
4.80%, 05/15/30 17,500 17,051,517
4.95%, 07/15/29 27,515 27,156,917
6.88%, 04/15/40 25,015 25,173,645
Par
(000’s) Value
United States (continued)
7.50%, 07/15/38 $ 12,500 $ 13,205,350
Safeway, Inc.
7.25%, 02/01/31 13,055 13,596,391
Sealed Air Corp. 144A
6.88%, 07/15/33 † 22,525 22,046,341
Service Properties Trust
3.95%, 01/15/28 † 20,002 19,419,362
4.38%, 02/15/30 † 20,010 18,142,851
4.95%, 10/01/29 † 21,257 19,882,097
SES AMERICOM, Inc. 144A
5.30%, 03/25/44 25,000 18,945,375
Tenet Healthcare Corp.
6.88%, 11/15/31 † 18,095 19,214,429
Transocean International
Ltd.
6.80%, 03/15/38 † 30,500 28,566,757
7.50%, 04/15/31 19,803 19,893,401
United States Steel Corp.
6.65%, 06/01/37 13,725 14,108,861
VF Corp.
2.95%, 04/23/30 37,506 33,725,286
6.00%, 10/15/33 13,855 13,575,202
6.45%, 11/01/37 14,355 13,580,235
Vornado Realty LP
3.40%, 06/01/31 † 17,515 15,941,953
Warnermedia Holdings, Inc.
4.28%, 03/15/32 15,250 12,197,255
Whirlpool Corp.
2.40%, 05/15/31 15,000 11,049,642
4.50%, 06/01/46 25,000 14,081,082
4.60%, 05/15/50 25,000 13,951,837
4.70%, 05/14/32 15,015 11,695,751
4.75%, 02/26/29 35,000 32,682,227
5.15%, 03/01/43 12,500 7,437,255
5.50%, 03/01/33 15,011 11,703,461
5.75%, 03/01/34 15,000 11,385,895
Xerox Corp.
4.80%, 03/01/35 12,500 4,750,000
6.75%, 12/15/39 17,504 6,564,000
XPO CNW, Inc.
6.70%, 05/01/34 14,960 15,467,488
Yum! Brands, Inc.
5.35%, 11/01/43 13,764 12,681,763
6.88%, 11/15/37 16,270 17,247,404
2,288,709,136
Total Corporate Bonds
(Cost: $3,034,938,528) 2,993,686,557

FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
6.7%
Money Market Fund: 6.7%
(Cost: $203,240,453)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(b) 203,240,453 $ 203,240,453
Total Investments: 104.6%
(Cost: $3,238,178,981) 3,196,927,010
Liabilities in excess of other assets: (4.6)% (141,918,056)
NET ASSETS: 100.0% $ 3,055,008,954
Definitions:
USD United States Dollar
(a) Variable rate security — the rate shown is as of July 31, 2026
(b) The rate shown is the 7-day yield as of July 31, 2026.
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
† Security fully or partially on loan. Total market value of securities on loan is $227,441,196.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $654,806,092, or 21.4% of net assets.
The summary of inputs used to value the Fund's investments as of July 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds
 *
$ — $ 2,993,686,557 $ — $ 2,993,686,557
Money Market Fund 203,240,453 — — 203,240,453
Total Investments $ 203,240,453 $ 2,993,686,557 $ — $ 3,196,927,010
*
See Schedule of Investments for geographic regions.